Condensed Consolidated Interim Statements of Loss and Other Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue (Note 12)	$ 1,944	$ 3,018	$ 3,358	$ 7,280
Expenses:
Operating costs (Note 13(a))	3,536	3,451	7,318	8,601
Depreciation of property and equipment (Note 4)	230	191	451	365
Amortization of intangible assets (Note 5)	99	68	191	124
Depreciation of right of use assets (Note 6)	83	85	166	172
Expenses	3,948	3,795	8,126	9,262
Operating loss	(2,004)	(777)	(4,768)	(1,982)
Gain on derecognition of right of use assets	4		4	27
Gain on extinguishment of debt (Note 9b)	132		132
Gain on disposal of equipment	(6)		(6)
Financing costs (Note 13(b))	(38)	(23)	(75)	(51)
Financing income	109	3	247	3
Loss on foreign currency	(304)	(19)	(673)	(25)
Loss before income taxes	(2,107)	(816)	(5,139)	(2,028)
Net loss for the period	(2,107)	(816)	(5,139)	(2,028)
Other comprehensive income (loss):
Foreign currency	(4)	(62)	51	(88)
Comprehensive loss for the period	$ (2,111)	$ (878)	$ (5,088)	$ (2,116)
Basic loss per share	$ (0.03)	$ (0.01)	$ (0.07)	$ (0.04)
Diluted loss per share	$ (0.03)	$ (0.01)	$ (0.07)	$ (0.04)
Weighted average number of Class A common shares - basic	73,685,938	59,176,324	73,090,664	57,581,832
Weighted average number of Class A common shares - diluted	73,685,938	59,176,324	73,090,664	57,581,832